VARIABLE INTEREST ENTITIES (Details Textual) (CAD) In Millions, unless otherwise specified				12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 Powell River Energy Inc [Member]	Dec. 31, 2012 Prei [Member]	Dec. 31, 2012 Prei [Member]
Variable Interest Entity, Methodology for Determining Whether Entity is Primary Beneficiary				The company has a 50.001% interest in PREI and consolidates 100% of it as PREI is a VIE in which the company is the primary beneficiary. PREI consists of an integrated hydroelectric power generating, transmission and distribution system which includes two hydroelectric stations in B.C. with installed capacity of 83 megawatts. The company purchases 100% of the power generated by PREI.
Percentage Of Net Proceeds				50.00%
Percentage Of Comprehensive Income (Loss) In Minority Interest				50.00%
Mortgage Loans on Real Estate, Face Amount of Mortgages	3.00	3.40	4.80
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				50.00%
Proceeds from Sale of Interest in Corporate Unit					33.0	33.0